Reserves	12 Months Ended
Dec. 31, 2017
Disclosure Of Reserves Within Equity [Abstract]
Reserves
27.	RESERVES

The following table highlights the classes of reserves included in the Corporation’s equity:

	Warrants $000’s	Equity awards $000’s	Treasury shares $000’s	Cumulative translation adjustments $000’s	Available-for-sale investments $000’s	Derivatives $000’s	Other $000’s	Total $000’s
Balance – January 1, 2016	303,620	21,147	(30,035)	54,202	(12,282)	(56,937)	1,249	280,964
Cumulative translation adjustments	—	—	—	22,969	—	—	—	22,969
Stock-based compensation	—	10,289	—	—	—	—	—	10,289
Exercise of warrants	(288,982)	—	—	—	—	—	—	(288,982)
Exercise of stock options	—	(294)	—	—	—	—	—	(294)
Realized gains (losses)	—	—	—	—	4,394	(42,263)	—	(37,869)
Unrealized (losses) gains	—	—	—	—	(2,095)	50,865	—	48,770
Balance – December 31, 2016	14,638	31,142	(30,035)	77,171	(9,983)	(48,335)	1,249	35,847
Cumulative translation adjustments	—	—	—	(189,012)	—	—	—	(189,012)
Stock-based compensation	—	10,622	—	—	—	—	—	10,622
Exercise of equity awards	—	(5,258)	—	—	—	—	—	(5,258)
Realized (losses) gains	—	—	—	—	(37,090)	160,069	—	122,979
Unrealized gains (losses)	—	—	—	—	32,474	(151,311)	—	(118,837)
Reclassification (see below)	50	—	—	(8,868)	9,197	—	(379)	—
Deferred Tax on stock-based compensation	—	359	—	—	—	—	—	359
Other	—	—	493	—	—	5,594	(5,127)	960
Balance – December 31, 2017	14,688	36,865	(29,542)	(120,709)	(5,402)	(33,983)	(4,257)	(142,340)

During the year ended December 31, 2017, the principal reclassification made by the Corporation was $9.19 million from the Cumulative translation adjustments reserves to the “available-for-sale investments” reserve to correct an error in the recording of the change in valuation of the available-for-sale investments as at December 31, 2015. The reclassification in the period does not impact the Corporation’s net assets as at December 31, 2015, December 31, 2016 or December 31, 2017 or Net earnings for the years ending December 31, 2015, December 31, 2016 or December 31, 2017. There was also no impact to Total comprehensive income as reported for the year ending December 31, 2015. For the year ending December 31, 2015, the loss in fair value reported in the available-for-sale investments in Other comprehensive income of $17.02 million was overstated by $9.19 million and the unrealized foreign currency translation gain from continuing operations reported as $81.58 million was overstated by $9.19 million.

Treasury Shares

Chartwell acquisition “sunset” clause

The Corporation cancelled 76,437 common shares related to the acquisition of Chartwell in 2011 that were unclaimed and surrendered to the Corporation. These securities were cancelled due to the expiration of the “sunset” provisions set forth in the arrangement agreement for the purchase, which provided for the cancellation of a right of the holder to receive cash consideration, for any certificates formerly representing Chartwell shares that were not deposited with all other documents as required by the  applicable plan arrangement on or before the fourth anniversary of the date of purchase. The difference between the aggregate purchase price and the book value of the reclaimed shares was accounted for in the Treasury shares account in Reserves within Equity during the first quarter of 2017.

Share repurchase under 2015 Normal Course Issuer Bid (“NCIB”)

On February 13, 2015, the TSX approved the Corporation’s 2015 NCIB to purchase for cancellation up to 6,644,737 common shares, representing approximately 5% of the Corporation’s issued and outstanding common shares as of January 26, 2015. The Corporation purchased and cancelled an aggregate of 1,455,300 common shares pursuant to the 2015 NCIB for an aggregate purchase price of approximately CDN $45.5 million. The 2015 NCIB terminated on February 17, 2016.

Cumulative Translation Adjustments

Exchange differences relating to the translation of the net assets of the Corporation’s foreign operations from their functional currency into the Corporation’s presentational currency are recognized directly in the Cumulative translation adjustment reserve.

Available-for-sale Investments

This reserve recognizes the realized and unrealized gain and loss movements in the available-for-sale investments that are held by the Corporation. See note 28.

Derivatives

This reserve recognizes the realized and unrealized gain and loss movements in the hedge instruments held by the Corporation. See note 28.

Stock Options

See note 2 for details on Stock Options.

The following table provides information about outstanding stock options issued under the Plans:

	As at December 31, 2017		As at December 31, 2016
	Number of options	Weighted average exercise price CDN $	Number of options	Weighted average exercise price CDN $
Beginning balance	10,358,475	20.54	12,000,819	20.69
Transactions during the period:
Issued	202,000	18.30	65,000	20.35
Exercised	(2,899,184)	7.47	(408,359)	3.01
Forfeited	(785,675)	27.56	(1,298,985)	27.45
Ending balance	6,875,616	25.24	10,358,475	20.54

During the year ended December 31, 2017, the Corporation granted an aggregate of 202,000 stock options under the Plans.

The outstanding stock options issued under the Plans are exercisable at prices ranging from CDN$2.85 to CDN$35.30 per share and have a weighted average contractual term of 4.08 years.

The weighted average share price of options exercised during the year ended December 31, 2017 was CDN$7.47 (December 31, 2016 – CDN$3.01).

A summary of exercisable options per stock option grant under the Plans is as follows:

	Outstanding options		Exercisable options
Exercise prices CDN $	Number of options	Weighted average outstanding maturity period (years)	Number of options	Exercise price CDN $
2.85 to 7.95	402,066	0 to 3	402,066	2.85 to 7.95
8.43 to 35.30	6,245,050	3 to 5	3,986,875	18.48 to 35.30
16.00 to 18.30	228,500	5 to 7	10,000	16
	6,875,616	4.08	4,398,941	25.16

The Corporation recorded a compensation expense for the year ended December 31, 2017 of $10.6 million (December 31, 2016 – $10.29 million). As at December 31, 2017, the Corporation had $4.3 million of compensation expense related to the issuance of stock options to be recorded in future periods.

The stock options issued during the years ended December 31, 2017 and 2016 were accounted for at their grant date fair value of $579,000 and $209,000, respectively, as determined by the Black-Scholes valuation model using the following weighted-average assumptions:

	2017	2016
Expected volatility	55%	54%
Expected life	4.75 years	4.75 years
Expected forfeiture rate	17%	17%
Risk-free interest rate	1.02%	1.07%
Dividend yield	Nil	Nil
Weighted average share price	CDN $18.30	CDN $20.35
Weighted average fair value of options at grant date	CDN $4.46	CDN $4.31

The expected life of the options is estimated using the average of the vesting period and the contractual life of the options. The expected volatility is estimated based on the Corporation’s public trading history on the TSX for the last 4.75 years. Expected forfeiture rate is estimated based on a combination of historical forfeiture rates and expected turnover rates.

RSUs

The following table provides information about outstanding RSUs issued by the Corporation under the 2015 Equity Incentive Plan. See note 2 for details on RSUs.

	2017 No. of units	Weighted Average Exercise Price
Balance as at January 1, 2017	—	—
Issued	153,064	$22.41
Exercised	(12,000)	$21.80
Forfeited	—	—
Balance as at December 31, 2017	141,064

PSUs

The following table provides information about outstanding PSUs issued and potential additional PSUs issuable by the Corporation under the 2015 Equity Incentive Plan. See note 2 for details on PSUs.

	2017 No. of units	Weighted Average Exercise Price
Balance as at January 1, 2017	—	—
Issued	282,036	$22.47
Exercised	—	—
Forfeited	—	—
Balance as at December 31, 2017	282,036

RSs

The following table provides information about outstanding RSs issued by the Corporation under the 2015 Equity Incentive Plan. See note 2 for details on RSs.

	2017 No. of units	Weighted Average Exercise Price
Balance as at January 1, 2017	—	—
Issued	12,000	$21.80
Exercised	(12,000)	$21.80
Forfeited	—	—
Balance as at December 31, 2017	—

DSUs

The following table provides information about outstanding DSUs issued by the Corporation under the 2015 Equity Incentive Plan. See note 2 for details on DSUs.

	2017 No. of units	Weighted Average Exercise Price
Balance as at January 1, 2017	—	—
Issued	92,703	$15.26
Exercised	—	—
Forfeited	—	—
Balance as at December 31, 2017	92,703

Dividend Equivalents

During the year ended December 31, 2017, no dividends were declared.

Warrants

The following table provides information about outstanding warrants at December 31, 2017 and 2016:

	As at December 31, 2017		As at December 31, 2016
	Number of warrants	Weighted average exercise price CDN $	Number of warrants	Weighted average exercise price CDN $
Beginning balance	4,000,000	19.17	15,274,584	5.14
Issued	—	—	—	—
Exercised	—	—	(11,273,902)	0.16
Expired	—	—	(682)	6.25
Ending balance	4,000,000	19.17	4,000,000	19.17

The following table provides information about outstanding warrants per particular warrant grant:

Grant date	Expiry date	Number of warrants	Exercise price CDN $
May 15, 2014	May 15, 2024	4,000,000	19.17
		4,000,000	19.17

The warrants issued in 2014 were accounted for at their grant date fair value, as determined by the Black-Scholes valuation model using the following weighted-average assumptions:

2014
Expected volatility	60%
Expected life	10 years
Expected forfeiture rate	0%
Risk-free interest rate	1.17%
Dividend yield	Nil
Weighted average fair value of warrants at grant date	CDN $28.64